Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Argentina — 1.1%
Bioceres Crop Solutions Corp.(1)(2)	2,400	$ 1,121
Central Puerto SA ADR(1)(2)	7,000	98,770
Cresud SA ADR(2)	4,165	46,856
Globant SA(2)	2,700	111,321
Grupo Financiero Galicia SA ADR(1)(2)	2,555	105,624
IRSA Inversiones y Representaciones SA ADR(2)	4,696	65,603
Loma Negra Cia Industrial Argentina SA ADR(1)(2)	8,024	88,585
MercadoLibre, Inc.(2)	495	887,352
Pampa Energia SA ADR(2)	1,829	151,569
Telecom Argentina SA ADR	6,900	82,386
Transportadora de Gas del Sur SA, Class B ADR(1)(2)	2,413	73,621
YPF SA ADR(1)(2)	14,824	669,452
		$ 2,382,260
Bahrain — 0.4%
Al Salam Bank BSC	752,311	$ 432,225
GFH Financial Group BSC	612,932	363,964
		$ 796,189
Bangladesh — 0.6%
Bangladesh Export Import Co. Ltd.(2)(3)	70,279	$ 0
Beximco Pharmaceuticals PLC(2)	211,930	198,125
City Bank PLC	503,534	135,051
GrameenPhone Ltd.	48,140	94,906
Heidelberg Materials Bangladesh PLC	18,065	29,962
Jamuna Oil Co. Ltd.	22,841	31,454
Olympic Industries PLC	24,067	27,843
Pubali Bank PLC	175,488	54,689
Renata PLC	6,549	22,159
Robi Axiata PLC	430,000	100,690
Square Pharmaceuticals PLC	257,209	442,757
Summit Power Ltd.	107,026	12,199
Titas Gas Transmission & Distribution Co. Ltd.	150,108	20,017
Unique Hotel & Resorts PLC	71,627	21,452
United Commercial Bank PLC(2)	741,745	52,392
Uttara Bank PLC(2)	500,000	103,576
		$ 1,347,272
Botswana — 0.4%
Botswana Insurance Holdings Ltd.	31,585	$ 52,166
First National Bank of Botswana Ltd.	126,532	50,684
Sechaba Breweries Holdings Ltd.	272,100	745,760
		$ 848,610
Security	Shares	Value
Brazil — 4.9%
Adecoagro SA(1)	2,632	$ 37,085
Alpargatas SA, PFC Shares	51,100	124,040
Ambev SA	142,850	418,586
Arcos Dorados Holdings, Inc., Class A	8,100	72,252
Axia Energia SA, Class B, PFC Shares	15,800	219,046
Axia Energia SA, Class C, PFC Shares(2)	8,831	106,914
Azzas 2154 SA	10,190	44,490
B3 SA - Brasil Bolsa Balcao	26,000	94,669
Banco Bradesco SA, PFC Shares	43,292	168,909
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	36,230	242,543
Cia Energetica de Minas Gerais, PFC Shares	54,340	137,611
Cia Siderurgica Nacional SA(2)	27,600	34,724
Cogna Educacao SA	87,679	49,224
Cosan SA(2)	45,839	46,655
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	112,426
Direcional Engenharia SA	52,200	135,460
Embraer SA ADR	6,648	416,830
Energisa SA	5,040	53,761
Eneva SA(2)	19,300	105,546
Engie Brasil Energia SA	11,550	82,360
Equatorial SA	27,300	233,316
Fleury SA	16,495	53,564
Gerdau SA, PFC Shares	20,034	91,476
Hapvida Participacoes e Investimentos SA(2)(4)	33,061	82,723
Hypera SA	36,000	163,795
Itau Unibanco Holding SA, PFC Shares	26,525	231,353
Itausa SA, PFC Shares	25,099	70,556
JBS NV BDR(2)	10,112	161,651
Klabin SA, PFC Shares	115,321	83,141
Localiza Rent a Car SA	20,789	192,743
Lojas Renner SA	106,322	292,011
LWSA SA(4)	73,600	56,332
Magazine Luiza SA	28,696	47,693
MBRF Global Foods Co. SA	33,263	117,083
Motiva Infraestrutura de Mobilidade SA	26,700	86,272
Multiplan Empreendimentos Imobiliarios SA	20,100	128,756
Natura Cosmeticos SA(2)	41,000	84,371
NU Holdings Ltd., Class A(2)	21,500	311,320
Petroleo Brasileiro SA - Petrobras, PFC Shares	149,100	1,477,812
Prio SA(2)	7,000	93,879
Raia Drogasil SA	47,401	210,020
Rede D'Or Sao Luiz SA(4)	68,700	532,335
Rumo SA	37,219	118,231
Sendas Distribuidora SA	51,145	91,408
Smartfit Escola de Ginastica e Danca SA	25,000	87,191

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
StoneCo Ltd., Class A	4,900	$ 53,802
Suzano SA	10,620	94,023
Telefonica Brasil SA	48,160	381,736
TIM SA	61,800	321,368
TOTVS SA	34,770	223,711
Vale SA	56,047	918,837
Vibra Energia SA	47,859	321,843
Vivara Participacoes SA	17,400	90,693
WEG SA	31,104	281,781
YDUQS Participacoes SA	24,300	48,386
		$ 10,538,343
Bulgaria — 0.4%
CB First Investment Bank AD(2)	101,904	$ 365,758
Chimimport AD(2)	164,922	85,012
MonBat AD(2)	28,235	34,559
Sopharma AD	185,718	376,746
		$ 862,075
Chile — 2.8%
Aguas Andinas SA, Series A	483,322	$ 182,890
Banco de Chile	2,960,094	554,905
Banco de Credito e Inversiones SA	3,443	232,643
Banco Santander Chile	3,218,212	257,332
CAP SA(2)	7,626	59,453
Cencosud SA	133,252	336,903
Cia Cervecerias Unidas SA	16,853	95,520
Cia Sud Americana de Vapores SA	4,277,766	242,458
Colbun SA	624,587	93,014
Embotelladora Andina SA, Class B, PFC Shares	51,948	242,152
Empresa Nacional de Telecomunicaciones SA	24,183	95,677
Empresas CMPC SA	45,100	55,941
Empresas COPEC SA	45,024	315,385
Enel Americas SA	1,632,285	152,379
Enel Chile SA	1,903,814	170,956
Falabella SA	131,123	794,190
Parque Arauco SA	232,299	1,037,821
Quinenco SA	9,770	47,775
Ripley Corp. SA	156,610	66,225
Sociedad Matriz SAAM SA	1,031,318	168,484
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares(2)	6,900	634,589
SONDA SA	225,936	72,865
Vina Concha y Toro SA	92,943	91,310
		$ 6,000,867
Security	Shares	Value
China — 15.2%
3SBio, Inc.(4)	98,000	$ 293,131
AAC Technologies Holdings, Inc.	27,000	125,047
Aier Eye Hospital Group Co. Ltd., Class A	24,105	38,085
Air China Ltd., Class H(2)	178,000	107,067
Alibaba Group Holding Ltd. ADR(1)	6,400	844,032
Aluminum Corp. of China Ltd., Class H(1)	144,000	210,896
Angang Steel Co. Ltd., Class H(1)(2)	306,400	57,556
Anhui Conch Cement Co. Ltd., Class H	54,500	136,546
ANTA Sports Products Ltd.	15,000	157,140
Baidu, Inc. ADR(1)(2)	1,632	206,497
Bank of Beijing Co. Ltd., Class A	182,760	141,637
Bank of China Ltd., Class H	321,000	208,444
Bank of Ningbo Co. Ltd., Class A	19,850	96,465
Beijing Capital International Airport Co. Ltd., Class H(2)	308,000	74,917
Beijing Enterprises Holdings Ltd.	39,500	156,438
Beijing Enterprises Water Group Ltd.	290,000	102,459
Beijing Originwater Technology Co. Ltd., Class A	39,363	22,639
BeOne Medicines Ltd. ADR(2)	1,900	561,013
BOE Technology Group Co. Ltd., Class A	341,100	204,369
BYD Co. Ltd., Class H	22,960	305,418
BYD Electronic International Co. Ltd.(1)	29,000	99,103
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	77,368
Changjiang Securities Co. Ltd., Class A	112,200	131,964
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	127,099
China Coal Energy Co. Ltd., Class H	144,000	269,401
China Communications Services Corp. Ltd., Class H	118,000	64,912
China Construction Bank Corp., Class H	297,630	335,964
China Everbright Environment Group Ltd.	234,925	168,922
China Gas Holdings Ltd.	165,400	153,425
China Jinmao Holdings Group Ltd.	352,000	75,105
China Life Insurance Co. Ltd., Class H	35,000	129,117
China Longyuan Power Group Corp. Ltd., Class H	188,000	160,182
China Mengniu Dairy Co. Ltd.	58,000	129,167
China Merchants Bank Co. Ltd., Class H	18,024	109,091
China Merchants Port Holdings Co. Ltd.	42,035	83,607
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	95,166
China National Building Material Co. Ltd., Class H	166,000	108,174
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	118,497
China Oilfield Services Ltd., Class H	198,000	239,071
China Overseas Land & Investment Ltd.	115,160	197,807
China Petroleum & Chemical Corp., Class H	909,741	537,466
China Railway Group Ltd., Class H	281,000	136,224
China Resources Beer Holdings Co. Ltd.	34,000	117,154
China Resources Gas Group Ltd.	49,000	117,710
China Resources Land Ltd.	86,000	361,332

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Resources Medical Holdings Co. Ltd.(1)	163,000	$ 59,499
China Resources Power Holdings Co. Ltd.(1)	69,600	171,631
China Shenhua Energy Co. Ltd., Class H	129,500	804,437
China Shineway Pharmaceutical Group Ltd.	110,000	136,483
China Southern Airlines Co. Ltd., Class H(1)(2)	108,000	54,932
China State Construction Engineering Corp. Ltd., Class A	156,440	112,559
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	64,610
China Travel International Investment Hong Kong Ltd.(1)(2)	714,855	102,758
China Vanke Co. Ltd., Class H(1)(2)	149,577	57,375
China Yangtze Power Co. Ltd., Class A	112,600	450,248
CITIC Ltd.	142,000	235,983
CMOC Group Ltd., Class H	132,000	301,817
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	130,000	304,365
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	61,866	113,865
COSCO SHIPPING Ports Ltd.	110,000	76,738
Country Garden Holdings Co. Ltd.(1)(2)	400,880	14,976
Country Garden Services Holdings Co. Ltd.	56,589	45,173
CSPC Pharmaceutical Group Ltd.	239,760	261,237
Daqo New Energy Corp. ADR(2)	1,900	36,518
Dong-E-E-Jiao Co. Ltd., Class A	16,200	130,596
East Money Information Co. Ltd., Class A	24,751	74,080
Focus Media Information Technology Co. Ltd., Class A	196,344	181,090
Ganfeng Lithium Group Co. Ltd., Class A	14,770	193,167
GDS Holdings Ltd. ADR(1)(2)	9,300	393,204
Gemdale Corp., Class A(2)	80,700	34,364
Great Wall Motor Co. Ltd., Class H	50,000	75,627
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	66,983
Guangdong Investment Ltd.	186,000	194,689
Haier Smart Home Co. Ltd., Class H	47,553	134,311
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	347,994
Hengan International Group Co. Ltd.(1)	24,500	83,995
Huadian Power International Corp. Ltd., Class H(1)	240,000	130,511
Huadong Medicine Co. Ltd., Class A	32,753	160,517
Huaneng Power International, Inc., Class H	222,000	177,731
Huayu Automotive Systems Co. Ltd., Class A	53,308	145,802
Hubei Energy Group Co. Ltd., Class A	94,014	67,004
Hundsun Technologies, Inc., Class A	31,491	124,295
Iflytek Co. Ltd., Class A	34,550	243,368
Industrial & Commercial Bank of China Ltd., Class H	291,000	262,176
Industrial Bank Co. Ltd., Class A	25,302	66,399
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	707,000	280,433
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	214,025
Innovent Biologics, Inc.(2)(4)	44,000	513,807
JD.com, Inc. ADR	6,406	194,230
Jiangsu Expressway Co. Ltd., Class H	108,000	146,949
Security	Shares	Value
China (continued)
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	$ 307,007
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	85,106
Jiangxi Copper Co. Ltd., Class H	42,000	199,604
Jinke Property Group Co. Ltd., Class A(2)	130,499	26,791
KE Holdings, Inc. ADR(1)	20,700	354,591
Kingboard Holdings Ltd.	34,600	196,138
Kingdee International Software Group Co. Ltd.(2)	99,000	109,527
Kingsoft Corp. Ltd.(1)	32,800	96,893
Kunlun Energy Co. Ltd.	136,000	130,879
Kweichow Moutai Co. Ltd., Class A	2,900	587,804
Lee & Man Paper Manufacturing Ltd.	275,000	118,983
Lenovo Group Ltd.	204,000	306,759
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	70,159
Li Ning Co. Ltd.	21,208	55,214
Longfor Group Holdings Ltd.(1)(4)	80,500	83,352
LONGi Green Energy Technology Co. Ltd., Class A(2)	63,389	153,408
Luxshare Precision Industry Co. Ltd., Class A	71,034	705,294
Luye Pharma Group Ltd.(1)(2)(4)	249,500	82,417
Maanshan Iron & Steel Co. Ltd., Class H(2)	286,000	93,180
Meituan, Class B(2)(4)	8,073	86,859
NARI Technology Co. Ltd., Class A	59,068	225,125
NetEase, Inc. ADR	2,610	306,701
Nine Dragons Paper Holdings Ltd.(2)	195,000	158,363
Nongfu Spring Co. Ltd., Class H(4)	11,600	70,153
OFILM Group Co. Ltd., Class A(2)	65,800	84,204
PetroChina Co. Ltd., Class H	784,000	1,209,331
Ping An Bank Co. Ltd., Class A	35,488	59,731
Ping An Insurance Group Co. of China Ltd., Class H	24,500	199,138
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	85,507
Power Construction Corp. of China Ltd., Class A	53,800	44,128
SAIC Motor Corp. Ltd., Class A	55,100	111,577
Sanan Optoelectronics Co. Ltd., Class A	84,900	170,283
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	124,381
Shandong Gold Mining Co. Ltd., Class A	50,680	257,138
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	49,361
Shanghai Electric Group Co. Ltd., Class H(2)	282,000	140,975
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	97,178
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	104,831
Shenzhen Investment Ltd.(1)(2)	674,000	70,809
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	170,611
Siasun Robot & Automation Co. Ltd., Class A(2)	55,000	121,105
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	198,731
Sino Biopharmaceutical Ltd.	475,500	330,978
Sino-Ocean Group Holding Ltd.(2)	659,000	5,833
Sinopec Shanghai Petrochemical Co. Ltd., Class H	469,000	78,189

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Sinopharm Group Co. Ltd., Class H	60,400	$ 143,677
Sunny Optical Technology Group Co. Ltd.	26,700	219,811
Tencent Holdings Ltd.	31,839	1,933,654
Tingyi (Cayman Islands) Holding Corp.	56,000	86,405
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	385,806
Trip.com Group Ltd. ADR(2)	2,954	160,136
Tsingtao Brewery Co. Ltd., Class H	13,566	93,790
Vnet Group, Inc. ADR(1)(2)	14,100	117,171
Wanhua Chemical Group Co. Ltd., Class A	8,165	107,354
Want Want China Holdings Ltd.	162,920	92,003
Weichai Power Co. Ltd., Class H	53,742	267,145
Weimob, Inc.(1)(2)(4)	219,000	41,195
WH Group Ltd.(4)	248,121	303,463
Wuliangye Yibin Co. Ltd., Class A	15,200	216,230
Wuxi Biologics Cayman, Inc.(2)(4)	90,000	384,547
Xiaomi Corp., Class B(2)(4)	140,000	525,308
Xinyi Solar Holdings Ltd.(1)	170,000	62,582
Yangzijiang Financial Holding Ltd.(2)	326,900	67,301
Yangzijiang Shipbuilding Holdings Ltd.	40,900	139,488
Yankuang Energy Group Co. Ltd., Class H(1)	124,100	260,381
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	88,184
Yuexiu Property Co. Ltd.(1)	128,000	63,720
Yunnan Baiyao Group Co. Ltd., Class A	29,680	230,829
Zhaojin Mining Industry Co. Ltd., Class H	77,500	284,758
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	189,194
Zhejiang Expressway Co. Ltd., Class H(2)	116,000	114,977
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	98,555
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	149,869
Zijin Mining Group Co. Ltd., Class H	190,000	882,360
ZTE Corp., Class H(1)(2)	44,303	142,218
ZTO Express Cayman, Inc. ADR	6,900	176,571
		$ 32,588,383
Colombia — 0.6%
Cementos Argos SA	58,811	$ 192,347
Ecopetrol SA	431,969	308,677
Geopark Ltd.(1)	6,700	64,856
Grupo Argos SA	24,026	104,332
Grupo Cibest SA	6,593	136,698
Grupo Cibest SA ADR	3,555	242,416
Grupo de Inversiones Suramericana SA	4,909	69,159
Interconexion Electrica SA ESP	20,253	156,636
		$ 1,275,121
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 105,961
Security	Shares	Value
Croatia (continued)
Hrvatski Telekom DD	7,870	$ 381,307
Koncar-Elektroindustrija DD	331	323,415
Podravka Prehrambena Ind DD	1,328	239,709
Valamar Riviera DD	46,918	369,930
Zagrebacka Banka DD	2,776	71,957
		$ 1,492,279
Czech Republic — 0.6%
CEZ AS	16,579	$ 955,776
Colt CZ Group SE(1)	1,998	102,383
Komercni Banka AS	4,346	231,554
Philip Morris CR AS	81	74,176
		$ 1,363,889
Egypt — 0.5%
Cleopatra Hospital(2)	330,000	$ 91,184
Commercial International Bank - Egypt (CIB)	103,056	259,513
Eastern Co. SAE	199,069	147,836
EFG Holding SAE(2)	79,120	41,207
E-Finance for Digital & Financial Investments	58,748	22,558
ElSewedy Electric Co.	41,156	66,777
Fawry for Banking & Payment Technology Services SAE(2)	106,000	37,710
Juhayna Food Industries	54,453	28,914
Oriental Weavers(2)	149,447	63,984
Talaat Moustafa Group	171,254	300,580
Telecom Egypt Co.	67,509	117,629
		$ 1,177,892
Estonia — 0.4%
Tallink Grupp AS	813,748	$ 618,731
TKM Grupp AS	31,842	345,332
		$ 964,063
Greece — 1.3%
Aegean Airlines SA	3,992	$ 52,345
Allwyn AG	9,714	138,726
Alpha Bank SA	58,420	234,453
Eurobank SA	44,790	194,884
GEK TERNA SA	4,483	215,438
Hellenic Telecommunications Organization SA	14,171	302,974
Holding Co. ADMIE IPTO SA	11,900	45,887
JUMBO SA	9,006	245,816
Metlen Energy & Metals PLC(1)(2)	3,927	165,964
Motor Oil (Hellas) Corinth Refineries SA	6,265	279,640
National Bank of Greece SA	19,283	305,600
Public Power Corp. SA	10,354	219,842

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Sarantis SA	2,620	$ 43,936
Titan SA	3,453	185,607
Tsakos Energy Navigation Ltd.	3,420	139,126
		$ 2,770,238
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	19,903	$ 157,658
MOL Hungarian Oil & Gas PLC	29,976	400,365
OTP Bank Nyrt	3,987	534,772
Richter Gedeon Nyrt	9,124	384,848
		$ 1,477,643
Iceland — 0.5%
Alvotech SA(1)(2)	66,700	$ 222,778
Arion Banki Hf.(4)	94,500	147,921
Brim Hf.	74,700	50,009
Eimskipafelag Islands Hf.	8,816	17,703
Festi Hf.	82,975	224,275
Hagar Hf.	70,200	68,854
Heimar Hf.	205,400	57,665
Icelandair Group Hf.(2)	2,300,000	14,460
Islandsbanki Hf.	57,500	67,285
Kvika banki Hf.	300,000	37,952
Reitir fasteignafelag Hf.	73,100	67,682
Sildarvinnslan Hf.	124,800	107,039
Siminn Hf.	678,565	66,914
Syn Hf.(2)	84,000	14,977
		$ 1,165,514
India — 5.4%
ACC Ltd.	1,578	$ 23,724
Adani Energy Solutions Ltd.(2)	3,600	51,180
Adani Enterprises Ltd.	4,154	105,967
Adani Ports & Special Economic Zone Ltd.	6,719	118,059
Adani Total Gas Ltd.	4,200	28,229
Apollo Hospitals Enterprise Ltd.	2,292	185,012
Ashok Leyland Ltd.	37,200	63,939
Asian Paints Ltd.	3,500	90,820
Aurobindo Pharma Ltd.	7,224	106,305
Avenue Supermarts Ltd.(2)(4)	3,000	145,640
Axis Bank Ltd.	5,372	72,052
Bajaj Auto Ltd.	1,134	119,813
Bajaj Finance Ltd.	13,320	132,303
Bajaj Finserv Ltd.	3,629	67,128
Bharat Petroleum Corp. Ltd.	18,582	59,168
Bharti Airtel Ltd.	45,721	913,959
Security	Shares	Value
India (continued)
Biocon Ltd.	20,599	$ 78,357
Britannia Industries Ltd.	2,200	132,843
Cipla Ltd.	9,493	131,558
Coal India Ltd.	25,404	129,206
Container Corp. of India Ltd.	5,000	26,944
Crompton Greaves Consumer Electricals Ltd.	19,469	56,332
Cummins India Ltd.	2,531	141,013
Divi's Laboratories Ltd.	2,050	141,056
DLF Ltd.	20,247	126,030
Dr. Reddy's Laboratories Ltd.	12,585	175,761
Eicher Motors Ltd.	1,260	94,809
Embassy Office Parks REIT	14,200	63,667
GAIL (India) Ltd.	73,508	127,160
Godrej Consumer Products Ltd.	6,175	69,797
Godrej Properties Ltd.(2)	7,400	143,697
Grasim Industries Ltd.	4,143	122,516
Gujarat State Petronet Ltd.	19,482	58,771
Havells India Ltd.	5,343	69,975
HCL Technologies Ltd.	18,017	229,157
HDFC Bank Ltd.	21,408	175,098
Hero MotoCorp Ltd.	843	45,553
Hindalco Industries Ltd.	11,944	131,224
Hindustan Aeronautics Ltd.(5)	900	41,322
Hindustan Unilever Ltd.	9,071	215,642
ICICI Bank Ltd.	9,120	122,375
Indian Hotels Co. Ltd.	9,500	63,970
Indian Oil Corp. Ltd.	29,010	43,672
Indus Towers Ltd.(2)	21,944	95,122
Info Edge India Ltd.	8,500	87,593
Infosys Ltd.	53,369	671,869
Ipca Laboratories Ltd.	6,080	98,406
ITC Hotels Ltd.(2)	3,478	5,921
ITC Ltd.	34,786	115,821
Jio Financial Services Ltd.	25,074	65,375
JSW Steel Ltd.	14,970	200,413
Kotak Mahindra Bank Ltd.	19,120	77,652
Kwality Wall's India Ltd.(2)	9,071	2,602
Larsen & Toubro Ltd.	4,500	191,159
Lupin Ltd.	3,126	76,409
Mahindra & Mahindra Ltd.	4,776	156,640
Malco Energy Ltd.(2)	20,367	25,971
Maruti Suzuki India Ltd.	1,314	185,380
Max Healthcare Institute Ltd.	9,725	102,322
Nestle India Ltd.	11,180	172,242
NTPC Ltd.	50,126	211,656
Oil & Natural Gas Corp. Ltd.	29,209	92,596

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Pidilite Industries Ltd.	1,920	$ 27,950
Power Grid Corp. of India Ltd.	61,021	205,489
Reliance Industries Ltd.	55,948	848,529
Siemens Energy India Ltd.	641	22,264
Siemens Ltd.(2)	641	25,834
SRF Ltd.	3,200	85,437
Sun Pharmaceutical Industries Ltd.	17,276	330,935
Sun TV Network Ltd.	7,988	51,154
Talwandi Sabo Power Ltd.(2)	20,367	25,971
Tata Consultancy Services Ltd.	14,841	389,462
Tata Consumer Products Ltd.	7,384	89,230
Tata Motors Ltd.(2)	12,352	53,970
Tata Motors Passenger Vehicles Ltd.	12,352	44,662
Tata Power Co. Ltd.	43,199	203,293
Tata Steel Ltd.	67,800	151,611
Tech Mahindra Ltd.	14,661	229,174
Titan Co. Ltd.	4,132	191,827
Torrent Pharmaceuticals Ltd.	2,968	131,127
Tube Investments of India Ltd.	2,406	74,920
UltraTech Cement Ltd.	627	76,932
UPL Ltd.	7,038	47,884
Vedanta Aluminium Metal Ltd.(2)	20,367	25,971
Vedanta Iron & Steel Ltd.(2)	20,367	25,971
Vedanta Ltd.	20,367	58,490
Vodafone Idea Ltd.(2)	388,069	41,998
Voltas Ltd.	6,353	96,204
Wipro Ltd.	43,898	93,536
Zee Entertainment Enterprises Ltd.	44,401	42,203
Zydus Lifesciences Ltd.	3,597	33,999
		$ 11,601,979
Indonesia — 2.0%
AKR Corporindo Tbk. PT	1,258,400	$ 115,120
Alamtri Resources Indonesia Tbk. PT	1,211,600	176,704
Amman Mineral Internasional PT(2)	122,200	36,060
Aneka Tambang Tbk. PT	939,800	203,950
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	22,524
Astra International Tbk. PT	1,419,500	491,770
Bank Central Asia Tbk. PT	357,600	121,241
Bank Mandiri Persero Tbk. PT	317,400	80,763
Bank Negara Indonesia Persero Tbk. PT	226,000	48,694
Bank Rakyat Indonesia Persero Tbk. PT	505,368	87,426
Barito Renewables Energy Tbk. PT(2)	641,900	166,506
Bukit Asam Persero Tbk. PT	433,000	71,849
Bumi Serpong Damai Tbk. PT(2)	1,396,900	62,283
Chandra Asri Pacific Tbk. PT	254,100	77,906
Security	Shares	Value
Indonesia (continued)
Charoen Pokphand Indonesia Tbk. PT	346,400	$ 80,275
Erajaya Swasembada Tbk. PT	4,907,500	116,286
GoTo Gojek Tokopedia Tbk. PT(2)	73,797,600	230,419
Gudang Garam Tbk. PT	57,100	52,886
Indocement Tunggal Prakarsa Tbk. PT	241,800	72,796
Indofood Sukses Makmur Tbk. PT	271,700	105,987
Indosat Tbk. PT	887,400	102,418
Jasa Marga (Persero) Tbk. PT	307,000	52,583
Kalbe Farma Tbk. PT	2,457,000	123,170
Lippo Karawaci Tbk. PT(2)	10,490,680	49,837
Medco Energi Internasional Tbk. PT	1,299,520	131,770
Mitra Adiperkasa Tbk. PT	1,163,700	81,911
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	132,075
Perusahaan Gas Negara Persero Tbk. PT	1,365,300	153,594
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	118,956
Sarana Menara Nusantara Tbk. PT	799,800	21,987
Semen Indonesia Persero Tbk. PT	320,600	37,137
Sumber Alfaria Trijaya Tbk. PT	667,300	51,067
Telkom Indonesia Persero Tbk. PT	2,596,600	424,759
Unilever Indonesia Tbk. PT	309,900	27,523
United Tractors Tbk. PT	130,583	219,407
Vale Indonesia Tbk. PT	212,040	84,140
Waskita Karya Persero Tbk. PT(2)(3)	2,474,900	0
XLSMART Telecom Sejahtera Tbk. PT	485,100	82,436
		$ 4,316,215
Jordan — 0.7%
Arab Bank PLC	52,362	$ 496,637
Arab Potash(2)	5,725	337,446
International General Insurance Holdings Ltd.	4,200	105,882
Jordan Islamic Bank	13,918	94,053
Jordan Petroleum Refinery Co.	23,035	276,838
Jordan Telecommunications Co. PSC	14,640	93,886
Jordanian Electric Power Co.	19,038	106,500
		$ 1,511,242
Kazakhstan — 0.7%
Freedom Holding Corp.(1)(2)	1,000	$ 149,830
Halyk Savings Bank of Kazakhstan JSC GDR(5)	5,992	205,111
Kaspi.KZ JSC ADR	2,740	235,201
KCell JSC GDR(2)(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	9,509	840,789
		$ 1,430,931

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya — 0.6%
British American Tobacco Kenya PLC	16,600	$ 74,456
East African Breweries PLC	101,980	193,542
Equity Group Holdings PLC	387,300	221,339
KCB Group PLC	434,620	226,234
Safaricom PLC	2,987,972	681,251
		$ 1,396,822
Kuwait — 1.3%
Agility Global PLC	437,335	$ 178,585
Agility Public Warehousing Co. KSCC	155,083	72,763
Boubyan Bank KSCP	33,469	73,972
Boubyan Petrochemicals Co. KSCP	2,441	4,876
Burgan Bank SAK	89,114	58,247
Gulf Bank KSCP	141,628	156,363
Kuwait Finance House KSCP	250,934	644,727
Mabanee Co. KPSC	158,687	519,012
Mobile Telecommunications Co. KSCP	213,804	396,360
National Bank of Kuwait SAKP	177,838	497,598
National Industries Group Holding SAK	279,344	235,703
		$ 2,838,206
Lithuania — 0.4%
Apranga PVA	49,166	$ 225,292
Artea Bankas AB	176,986	189,594
KN Energies AB	205,439	106,754
Rokiskio Suris	79,752	425,207
		$ 946,847
Malaysia — 2.2%
Axiata Group Bhd.	157,050	$ 92,999
CelcomDigi Bhd.	79,844	60,350
CIMB Group Holdings Bhd.	90,800	175,354
Dialog Group Bhd.	363,831	208,194
Gamuda Bhd.	65,400	72,978
Genting Bhd.	165,500	107,310
Globetronics Technology Bhd.(2)	582,200	33,162
Hartalega Holdings Bhd.(2)	212,408	60,094
Hong Leong Bank Bhd.	15,800	88,609
IGB Real Estate Investment Trust	192,600	141,153
IHH Healthcare Bhd.	308,400	685,108
IJM Corp. Bhd.	69,480	42,302
Inari Amertron Bhd.	321,600	160,817
IOI Properties Group Bhd.	142,658	149,300
Kossan Rubber Industries Bhd.	210,000	58,190
Kuala Lumpur Kepong Bhd.	14,600	78,018
Magnum Bhd.	192,167	62,014
Security	Shares	Value
Malaysia (continued)
Malayan Banking Bhd.	64,187	$ 179,250
Malaysian Pacific Industries Bhd.	6,600	61,112
Maxis Bhd.	70,100	61,698
MISC Bhd.	43,400	91,566
Nestle Malaysia Bhd.	2,600	71,051
Petronas Chemicals Group Bhd.	66,900	99,850
Petronas Dagangan Bhd.	56,900	289,807
Petronas Gas Bhd.	19,600	87,888
Press Metal Aluminium Holdings Bhd.	79,740	173,292
Public Bank Bhd.	95,290	112,365
SD Guthrie Bhd.	81,539	127,299
Sports Toto Bhd.	282,081	96,122
Supermax Corp. Bhd.(2)	264,664	21,019
Telekom Malaysia Bhd.	138,800	261,740
Tenaga Nasional Bhd.	30,638	112,288
Top Glove Corp. Bhd.	696,800	127,251
ViTrox Corp. Bhd.	110,000	151,263
VS Industry Bhd.	1,007,395	53,538
YTL Corp. Bhd.	289,669	149,186
Zetrix AI Bhd.	233,600	48,378
		$ 4,651,915
Mauritius — 0.5%
Alteo Ltd.	245,799	$ 57,576
CIEL Ltd.	812,195	136,450
ENL Ltd.	18,473	2,209
ER Group Ltd.	112,929	45,881
Lighthouse Properties PLC	313,039	142,501
MCB Group Ltd.	36,102	328,444
Miwa Sugar Ltd.(2)	245,799	26,795
Phoenix Beverages Ltd.	10,244	127,906
Riveo Ltd.(2)	58,200	27,413
SBM Holdings Ltd.	497,363	68,993
Sun Ltd., Class A	58,200	51,839
United Basalt Products Ltd.	21,996	21,315
		$ 1,037,322
Mexico — 5.3%
Alpek SAB de CV(2)	62,732	$ 44,889
Alsea SAB de CV(1)	101,300	298,707
America Movil SAB de CV, Series B(1)	1,569,405	2,087,928
Arca Continental SAB de CV(1)	17,480	210,128
Bolsa Mexicana de Valores SAB de CV	46,975	105,683
Cemex SAB de CV, Series CPO(1)	409,239	502,749
Coca-Cola Femsa SAB de CV(1)	15,795	159,998
Corp. Inmobiliaria Vesta SAB de CV(1)	97,400	347,592

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
El Puerto de Liverpool SAB de CV, Class C1(1)	31,680	$ 187,231
FIBRA Macquarie Mexico(4)	52,968	131,294
Fibra Uno Administracion SA de CV	263,790	452,574
Fomento Economico Mexicano SAB de CV, Series UBD(1)	41,056	484,935
Genomma Lab Internacional SAB de CV, Class B(1)	76,500	71,952
Gruma SAB de CV, Class B(1)	5,355	93,097
Grupo Aeroportuario del Centro Norte SAB de CV(1)	21,300	281,057
Grupo Aeroportuario del Pacifico SAB de CV, Class B(1)	24,687	621,736
Grupo Aeroportuario del Sureste SAB de CV, Class B(1)	10,530	320,195
Grupo Bimbo SAB de CV, Series A(1)	52,145	177,254
Grupo Carso SAB de CV, Series A1(1)	28,800	219,819
Grupo Elektra SAB de CV(2)(3)	2,213	0
Grupo Financiero Banorte SAB de CV, Class O	36,700	399,953
Grupo Financiero Inbursa SAB de CV, Class O	32,100	79,017
Grupo Mexico SAB de CV, Series B	83,979	920,627
Grupo Televisa SAB ADR	52,400	149,340
Industrias Penoles SAB de CV(2)	5,080	257,657
Kimberly-Clark de Mexico SAB de CV, Class A(1)	47,400	107,046
Megacable Holdings SAB de CV	48,300	169,853
Nemak SAB de CV(1)(2)(4)	449,300	84,878
Orbia Advance Corp. SAB de CV(1)(2)	49,699	59,263
Prologis Property Mexico SA de CV	132,341	606,078
Promotora y Operadora de Infraestructura SAB de CV	12,415	196,568
Sigma Foods SAB de CV(1)	123,306	117,175
Ternium SA ADR	1,700	74,681
Vista Energy SAB de CV ADR(2)	12,400	921,568
Wal-Mart de Mexico SAB de CV	121,180	383,134
		$ 11,325,656
Morocco — 0.5%
Attijariwafa Bank	2,768	$ 208,406
Bank of Africa	1,899	42,289
Banque Centrale Populaire	1,923	50,405
Co. Sucrerie Marocaine et de Raffinage	5,010	102,063
Itissalat Al-Maghrib	18,101	187,287
Label Vie	198	88,730
LafargeHolcim Maroc SA	440	88,081
Societe d'Exploitation des Ports	2,476	223,956
TAQA Morocco SA	215	42,097
TotalEnergies Marketing Maroc SA	316	52,148
		$ 1,085,462
Oman — 0.7%
Bank Muscat SAOG	184,722	$ 228,961
National Bank of Oman SAOG	75,794	79,575
Oman Cement Co. SAOG	72,148	101,636
Security	Shares	Value
Oman (continued)
Oman Flour Mills Co. SAOG	44,983	$ 65,437
Oman Telecommunications Co. SAOG	83,628	336,997
Omani Qatari Telecommunications Co. SAOG	75,383	72,239
Ominvest SAOG	50,512	51,171
OQ Gas Networks SAOC	173,800	123,303
Renaissance Services SAOG	46,857	45,606
Sembcorp Salalah Power & Water Co. SAOG	330,341	206,344
Sohar International Bank SAOG	165,308	102,465
		$ 1,413,734
Pakistan — 0.6%
Engro Holdings Ltd.(2)	94,273	$ 92,530
Fauji Fertilizer Co. Ltd.	72,390	131,818
Habib Bank Ltd.	32,318	32,827
Hub Power Co. Ltd.	173,453	137,502
IBEX Holdings Ltd.(2)	1,700	47,175
Lucky Cement Ltd.	74,155	108,531
Mari Energies Ltd.	38,667	87,415
MCB Bank Ltd.	26,276	37,153
Meezan Bank Ltd.	37,700	66,338
Millat Tractors Ltd.	24,000	45,178
Nishat Mills Ltd.	60,771	30,233
Oil & Gas Development Co. Ltd.	66,800	72,463
Pakistan Petroleum Ltd.	75,671	55,960
Pakistan State Oil Co. Ltd.	39,045	50,147
Systems Ltd.	208,000	108,845
United Bank Ltd.	57,336	78,468
		$ 1,182,583
Panama — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	6,100	$ 325,923
Copa Holdings SA, Class A	2,134	246,861
		$ 572,784
Peru — 1.1%
Alicorp SAA	14,637	$ 47,986
Cia de Minas Buenaventura SAA ADR	17,607	573,812
Credicorp Ltd.	1,793	581,237
Ferreycorp SAA	38,476	41,571
Southern Copper Corp.	6,156	1,056,924
		$ 2,301,530
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	59,700	$ 28,247
Aboitiz Power Corp.	133,700	98,982
Ayala Corp.	6,835	51,969

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Ayala Land, Inc.	86,531	$ 21,291
Ayala Land, Inc. GDR, PFC Shares(2)(3)	3,951,800	0
Bank of the Philippine Islands	32,774	47,717
BDO Unibank, Inc.	44,235	82,717
Bloomberry Resorts Corp.(2)	250,900	8,186
D&L Industries, Inc.	493,300	28,686
Emperador, Inc.	380,500	94,252
First Gen Corp.	165,322	44,534
Globe Telecom, Inc.	2,461	66,011
GT Capital Holdings, Inc.	4,440	34,150
International Container Terminal Services, Inc.	21,950	254,393
JG Summit Holdings, Inc.	122,158	53,932
Jollibee Foods Corp.	26,326	68,109
Manila Electric Co.	10,790	114,490
Manila Water Co., Inc.	295,100	211,443
Megaworld Corp.	1,361,400	45,984
PLDT, Inc.	7,100	144,848
Puregold Price Club, Inc.	337,403	236,072
Semirara Mining & Power Corp.	86,520	36,618
SM Investments Corp.	9,901	97,631
SM Prime Holdings, Inc.	178,329	55,184
Universal Robina Corp.	50,455	50,121
Wilcon Depot, Inc.	170,900	17,260
		$ 1,992,827
Poland — 2.3%
Allegro.eu SA(2)(4)	33,900	$ 279,164
Asseco Poland SA	4,976	251,008
Bank Polska Kasa Opieki SA	3,359	210,268
Budimex SA	2,710	492,687
CD Projekt SA	4,666	355,501
Cyfrowy Polsat SA(1)(2)	27,364	113,498
Erste Bank Polska SA	762	129,850
Eurocash SA(1)(2)	100,652	146,441
Grupa Azoty SA(1)(2)	9,267	46,822
Grupa Kety SA	346	105,676
KGHM Polska Miedz SA(2)	4,858	408,072
LPP SA	83	501,852
mBank SA(2)	355	112,195
Neuca SA(1)	262	51,411
Orange Polska SA	53,676	220,313
ORLEN SA	17,132	629,645
PGE Polska Grupa Energetyczna SA(2)	51,434	151,279
Powszechna Kasa Oszczednosci Bank Polski SA	15,764	412,947
Security	Shares	Value
Poland (continued)
Powszechny Zaklad Ubezpieczen SA	11,835	$ 208,212
Tauron Polska Energia SA(2)	66,548	173,903
		$ 5,000,744
Qatar — 1.1%
Aamal Co.	230,000	$ 48,990
Al Meera Consumer Goods Co. QSC	26,954	100,287
Al Rayan Bank	147,361	87,577
Barwa Real Estate Co.	143,634	92,979
Commercial Bank PSQC	49,707	58,737
Gulf International Services QSC	201,811	115,042
Industries Qatar QSC	98,345	322,699
Medicare Group	45,960	69,529
Mesaieed Petrochemical Holding Co.	49,000	15,953
Nebras Energy	44,621	179,323
Ooredoo QPSC	39,870	150,033
Qatar Aluminum Manufacturing Co.	204,257	90,711
Qatar Gas Transport Co. Ltd.	228,433	268,495
Qatar Islamic Bank QPSC	27,137	165,611
Qatar National Bank QPSC	68,885	327,777
United Development Co. QSC	156,214	36,486
Vodafone Qatar PQSC	215,393	157,569
		$ 2,287,798
Romania — 0.6%
Banca Transilvania SA	30,456	$ 249,631
BRD-Groupe Societe Generale SA	18,077	118,750
MED Life SA(2)	66,600	180,751
OMV Petrom SA	1,683,897	382,652
Societatea Nationala de Gaze Naturale ROMGAZ SA	79,460	219,722
Societatea Nationala Nuclearelectrica SA	9,700	154,968
		$ 1,306,474
Russia(6) — 0.0%
Aeroflot PJSC(2)(3)	320,440	$ 0
Alrosa PJSC(2)(3)	177,900	0
Evraz PLC(2)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(2)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(2)(3)	338,700	0
Inter RAO UES PJSC(2)(3)	6,829,770	0
Magnit PJSC(2)(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(2)(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(2)(3)	5	0
Mobile TeleSystems PJSC(2)(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(2)(3)	47,890	0
Novatek PJSC(2)(3)	23,410	0

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
OGK-2 PJSC(2)(3)	12,211,000	$ 0
PhosAgro PJSC(2)(3)	2,547	0
PhosAgro PJSC GDR(2)(3)(5)	49	0
PhosAgro PJSC GDR(2)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(2)(3)	20,850	0
Rostelecom PJSC(2)(3)	107,057	0
RusHydro PJSC(2)(3)	16,550,080	0
Sberbank of Russia PJSC(2)(3)	123,888	0
Severstal PAO GDR(2)(3)(5)	13,622	0
Sistema AFK PAO(2)(3)	453,878	0
Surgutneftegas PAO, PFC Shares(2)(3)	260,300	0
Unipro PJSC(2)(3)	1,521,000	0
		$ 0
Saudi Arabia — 4.4%
Abdullah Al Othaim Markets Co.	23,030	$ 37,744
ACWA Power Co.(2)	600	26,982
Ades Holding Co.	17,000	89,320
Advanced Petrochemical Co.(2)	4,088	30,210
AFG International Co.(2)	16,655	71,707
Al Hammadi Holding	8,581	60,346
Al Moammar Information Systems Co.	1,700	81,409
Al Rajhi Bank	22,350	409,763
Alandalus Property Co.	10,258	40,939
Aldrees Petroleum and Transport Services Co.	2,362	75,747
Almarai Co. JSC	33,045	365,508
Arabian Centres Co. Ltd.(4)	8,297	38,899
Arabian Internet & Communications Services Co.	2,600	154,325
Arriyadh Development Co.	9,090	43,886
Astra Industrial Group Co.	1,316	49,576
Banque Saudi Fransi	23,210	119,705
Catrion Catering Holding Co.	3,323	62,470
Dallah Healthcare Co.	6,734	223,785
Dar Al Arkan Real Estate Development Co.(2)	39,620	187,535
Dr. Sulaiman Al Habib Medical Services Group Co.	11,470	742,643
Electrical Industries Co.	33,900	164,663
Elm Co.	3,085	483,108
Emaar Economic City(2)	14,344	42,372
Etihad Etisalat Co.	9,420	163,558
Herfy Food Services Co.(2)	4,801	19,208
Jabal Omar Development Co.(2)	75,000	317,278
Jarir Marketing Co.	70,160	281,743
Leejam Sports Co. JSC	1,692	36,010
Maharah Human Resources Co.	37,080	59,696
Mobile Telecommunications Co. Saudi Arabia(2)	27,145	85,019
Mouwasat Medical Services Co.	11,878	215,797
Security	Shares	Value
Saudi Arabia (continued)
Nahdi Medical Co.	3,400	$ 95,438
National Agriculture Development Co.(2)	11,300	48,390
National Co. for Learning & Education	1,400	44,016
National Gas & Industrialization Co.	7,147	156,234
National Medical Care Co.	4,550	144,098
Riyad Bank	21,896	121,256
Riyadh Cables Group Co.	3,800	134,124
SABIC Agri-Nutrients Co.	2,468	95,968
Sahara International Petrochemical Co.	6,353	27,235
SAL Saudi Logistics Services	2,300	101,225
Saudi Arabian Mining Co.(2)	22,078	387,174
Saudi Arabian Oil Co.(4)	98,752	732,465
Saudi Awwal Bank	4,956	45,081
Saudi Basic Industries Corp.	15,127	247,214
Saudi Ceramic Co.	10,566	87,046
Saudi Chemical Co. Holding	71,250	159,795
Saudi Energy Co.	79,968	379,267
Saudi Ground Services Co.	9,867	83,650
Saudi Industrial Investment Group	9,147	34,074
Saudi Kayan Petrochemical Co.(2)	11,609	18,586
Saudi National Bank	20,920	219,333
Saudi Pharmaceutical Industries & Medical Appliances Corp.(2)	9,738	81,700
Saudi Public Transport Co.(2)	16,000	48,653
Saudi Telecom Co.	69,815	811,459
Saudia Dairy & Foodstuff Co.	1,526	84,003
Savola Group(2)	7,032	50,798
Seera Group Holding(2)	22,676	129,625
United Electronics Co.	4,423	95,194
United International Transportation Co.	4,328	48,036
Yanbu National Petrochemical Co.	5,300	51,988
		$ 9,544,076
Slovenia — 0.6%
Cinkarna Celje DD	1,370	$ 51,859
Krka DD Novo mesto	3,116	892,318
Luka Koper	391	43,605
Petrol DD Ljubljana	2,020	129,441
Pozavarovalnica Sava DD	925	99,093
Telekom Slovenije DD	243	38,541
Zavarovalnica Triglav DD	706	55,616
		$ 1,310,473
South Africa — 4.6%
Aspen Pharmacare Holdings Ltd.	31,691	$ 263,209
AVI Ltd.	13,138	78,444

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Bid Corp. Ltd.	13,100	$ 321,766
Bidvest Group Ltd.	33,842	475,567
Capitec Bank Holdings Ltd.	932	241,947
Clicks Group Ltd.	13,500	214,320
DataTec Ltd.	24,200	104,249
Discovery Ltd.	3,690	57,432
Equites Property Fund Ltd.	104,000	105,587
Exxaro Resources Ltd.	28,310	373,676
FirstRand Ltd.	36,935	195,832
Fortress Real Estate Investments Ltd., Class B	66,018	96,471
Foschini Group Ltd.(1)	12,308	51,747
Gold Fields Ltd.	15,697	664,960
Growthpoint Properties Ltd.	208,600	204,658
Harmony Gold Mining Co. Ltd.(1)	7,553	119,066
Hyprop Investments Ltd.	31,700	106,667
Impala Platinum Holdings Ltd.	18,462	258,783
Life Healthcare Group Holdings Ltd.	134,086	99,958
Mr. Price Group Ltd.	12,155	114,066
MTN Group Ltd.	121,000	1,523,158
Naspers Ltd., Class N	22,535	1,220,268
NEPI Rockcastle NV	38,480	326,368
Netcare Ltd.	149,337	154,890
Pick n Pay Stores Ltd.(1)(2)	14,362	17,021
Redefine Properties Ltd.	579,291	220,741
Resilient REIT Ltd.(1)	17,563	87,468
Reunert Ltd.	30,146	126,204
Sanlam Ltd.(1)	28,912	148,909
Sasol Ltd.(2)	10,993	152,798
Shoprite Holdings Ltd.	21,115	355,998
Sibanye Stillwater Ltd.	48,312	144,432
SPAR Group Ltd.(1)(2)	14,831	57,566
Standard Bank Group Ltd.	7,701	148,409
Telkom SA SOC Ltd.	33,018	119,249
Thungela Resources Ltd.	2,700	23,474
Tiger Brands Ltd.	10,940	190,946
Valterra Platinum Ltd.	1,244	100,195
Vodacom Group Ltd.	44,100	374,644
Wilson Bayly Holmes-Ovcon Ltd.	12,023	124,246
Woolworths Holdings Ltd.	26,524	83,355
		$ 9,848,744
South Korea — 5.4%
Alteogen, Inc.	757	$ 191,154
Amorepacific Corp.	852	78,114
Celltrion Pharm, Inc.	1,516	57,999
Celltrion, Inc.	3,062	417,084
Security	Shares	Value
South Korea (continued)
CJ CheilJedang Corp.	423	$ 70,743
Coway Co. Ltd.	923	53,662
DL E&C Co. Ltd.	1,924	129,692
E-MART, Inc.	1,232	89,224
GS Holdings Corp.	1,569	87,143
Hankook Tire & Technology Co. Ltd.	1,479	59,517
Hanmi Pharm Co. Ltd.	352	110,217
Hanwha Solutions Corp.(2)	3,687	127,873
HD Hyundai Co. Ltd.	310	65,818
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	393	123,059
HLB, Inc.(2)	1,969	81,547
Hugel, Inc.(2)	653	112,236
HYBE Co. Ltd.	500	89,592
Hyundai Department Store Co. Ltd.	644	47,625
Hyundai Engineering & Construction Co. Ltd.	1,323	146,523
Hyundai Glovis Co. Ltd.	437	67,474
Hyundai Mobis Co. Ltd.	487	140,850
Hyundai Motor Co.	1,500	543,690
Hyundai Steel Co.	3,449	100,260
Kakao Corp.	5,676	182,728
Kangwon Land, Inc.	5,706	66,412
KB Financial Group, Inc.	2,231	244,306
Kia Corp.	1,941	200,198
Korea Electric Power Corp.	1,840	55,130
Korea Zinc Co. Ltd.	283	303,351
Krafton, Inc.	763	137,184
KT&G Corp.	819	98,740
Kumho Petrochemical Co. Ltd.	743	73,921
LG Chem Ltd.	652	176,590
LG Corp.	1,914	129,173
LG Electronics, Inc.	909	87,549
LG H&H Co. Ltd.	461	79,457
LG Uplus Corp.	7,151	76,678
Mezzion Pharma Co. Ltd.(2)	1,597	95,346
NAVER Corp.	2,921	419,579
NC Corp.	372	68,682
Orion Corp.	506	49,155
POSCO Holdings, Inc.	619	195,233
S-1 Corp.	1,533	89,295
Samsung Biologics Co. Ltd.(2)(4)	279	278,174
Samsung C&T Corp.	554	113,185
Samsung Electro-Mechanics Co. Ltd.	443	254,142
Samsung Electronics Co. Ltd.	17,109	2,576,403
Samsung Episholdings Co. Ltd.(2)	149	55,035
Samsung SDI Co. Ltd.(2)	523	247,696
Samsung SDS Co. Ltd.	570	64,518

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Shinhan Financial Group Co. Ltd.	1,769	$ 120,130
SK Hynix, Inc.	1,840	1,640,853
SK Innovation Co. Ltd.(2)	910	90,342
SK, Inc.	563	163,887
Yuhan Corp.	2,343	146,159
Zyle Motors Corp.(2)(3)	5,113	0
		$ 11,570,327
Sri Lanka — 0.6%
Aitken Spence PLC	109,000	$ 47,378
Ceylon Tobacco Co. PLC	8,180	46,349
Chevron Lubricants Lanka PLC	64,215	39,833
Commercial Bank of Ceylon PLC	217,172	142,287
Dialog Axiata PLC	1,107,719	121,248
Hatton National Bank PLC	124,808	160,066
John Keells Holdings PLC	4,786,870	305,807
Lanka IOC PLC	93,858	42,006
Melstacorp PLC	426,058	244,158
Sampath Bank PLC	293,638	136,723
Teejay Lanka PLC	251,029	24,636
		$ 1,310,491
Taiwan — 10.4%
Accton Technology Corp.	3,000	$ 219,710
Acer, Inc.	119,519	105,087
Acter Group Corp. Ltd.	4,000	106,926
Advantech Co. Ltd.	9,565	109,380
Airtac International Group	5,178	241,760
ASE Technology Holding Co. Ltd.	23,561	369,310
Asia Cement Corp.	103,000	114,214
Asustek Computer, Inc.	7,325	135,718
AUO Corp.	150,269	82,633
Bizlink Holding, Inc.	6,000	538,759
Catcher Technology Co. Ltd.	12,183	80,246
Cathay Financial Holding Co. Ltd.	92,295	225,302
Center Laboratories, Inc.	139,834	173,920
Chailease Holding Co. Ltd.	22,543	82,619
Cheng Shin Rubber Industry Co. Ltd.	110,672	109,514
China Airlines Ltd.	124,000	70,278
China Motor Corp.	14,926	25,636
China Steel Corp.	335,734	199,347
Chong Hong Development Co. Ltd.	15,968	39,343
Chunghwa Telecom Co. Ltd.	139,746	600,028
CTBC Financial Holding Co. Ltd.	179,275	296,525
Delta Electronics, Inc.	12,151	852,094
Eclat Textile Co. Ltd.	7,159	76,056
Security	Shares	Value
Taiwan (continued)
EVA Airways Corp.	108,861	$ 115,290
Evergreen International Storage & Transport Corp.	46,500	70,142
Evergreen Marine Corp. Taiwan Ltd.	34,576	221,188
Far Eastern Department Stores Ltd.	70,990	49,876
Far Eastern New Century Corp.	139,695	114,036
Far EasTone Telecommunications Co. Ltd.	73,084	217,963
Feng Hsin Steel Co. Ltd.	32,260	62,064
Feng TAY Enterprise Co. Ltd.	20,160	44,906
Formosa Chemicals & Fibre Corp.	131,014	218,031
Formosa Petrochemical Corp.	79,320	141,731
Formosa Plastics Corp.	148,183	241,972
Formosa Taffeta Co. Ltd.	98,149	49,530
Fortune Electric Co. Ltd.	8,000	227,812
Fubon Financial Holding Co. Ltd.	83,674	238,478
Giant Manufacturing Co. Ltd.	18,868	40,379
Great Wall Enterprise Co. Ltd.	56,455	95,257
Highwealth Construction Corp.	72,681	92,221
Hiwin Technologies Corp.	17,069	171,062
Hon Hai Precision Industry Co. Ltd.	45,443	321,056
Hotai Motor Co. Ltd.	12,240	184,787
Hua Nan Financial Holdings Co. Ltd.	111,000	112,614
Huaku Development Co. Ltd.	15,015	59,805
Innolux Corp.	183,091	139,893
International Games System Co. Ltd.	16,000	380,305
Inventec Corp.	89,966	131,803
KGI Financial Holding Co. Ltd.	183,000	124,723
L&K Engineering Co. Ltd.	8,000	172,565
Largan Precision Co. Ltd.	795	63,837
Lien Hwa Industrial Holdings Corp.	93,004	121,542
Lite-On Technology Corp.	34,000	182,304
Makalot Industrial Co. Ltd.	13,260	89,277
MediaTek, Inc.	6,462	539,458
Medigen Vaccine Biologics Corp.(2)	20,759	32,324
Mega Financial Holding Co. Ltd.	120,913	149,704
Merida Industry Co. Ltd.	17,657	32,508
momo.com, Inc.	4,365	23,571
Nan Kang Rubber Tire Co. Ltd.	83,830	88,718
Nan Ya Plastics Corp.	160,214	459,876
Nien Made Enterprise Co. Ltd.	11,000	123,103
Novatek Microelectronics Corp.	9,000	116,900
Oneness Biotech Co. Ltd.(2)	22,697	38,401
Pegatron Corp.	23,028	60,247
Polaris Group(2)	27,979	15,465
Pou Chen Corp.	151,819	124,137
President Chain Store Corp.	20,664	146,061
Quanta Computer, Inc.	12,508	124,716

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Realtek Semiconductor Corp.	6,002	$ 102,469
Ruentex Development Co. Ltd.	73,133	54,715
Ruentex Industries Ltd.	46,302	65,465
SinoPac Financial Holdings Co. Ltd.	146,000	143,060
St. Shine Optical Co. Ltd.	22,000	72,419
TA Chen Stainless Pipe Co. Ltd.	71,008	84,963
Tainan Spinning Co. Ltd.	147,822	59,200
Taiwan Fertilizer Co. Ltd.	37,000	59,442
Taiwan High Speed Rail Corp.	104,000	87,018
Taiwan Mobile Co. Ltd.	76,296	268,636
Taiwan Semiconductor Manufacturing Co. Ltd.	93,369	6,481,849
Tatung Co. Ltd.	81,700	78,369
TCC Group Holdings Co. Ltd.	226,073	175,403
Teco Electric & Machinery Co. Ltd.	120,000	241,508
Tong Yang Industry Co. Ltd.	20,608	49,011
TS Financial Holding Co. Ltd.	216,000	162,932
TTY Biopharm Co. Ltd.	94,096	220,855
Tung Ho Steel Enterprise Corp.	32,200	66,364
Unimicron Technology Corp.	21,473	609,905
Uni-President Enterprises Corp.	211,831	463,987
United Integrated Services Co. Ltd.	5,000	152,541
United Microelectronics Corp.	102,090	256,435
Voltronic Power Technology Corp.	4,000	99,397
Walsin Lihwa Corp.	126,873	121,609
Wan Hai Lines Ltd.	53,000	124,850
Wei Chuan Foods Corp.	179,000	70,706
Yageo Corp.	15,116	154,118
Yang Ming Marine Transport Corp.	68,621	106,913
Yieh Phui Enterprise Co. Ltd.(2)	92,154	40,718
Yuanta Financial Holding Co. Ltd.	121,000	200,468
		$ 22,301,368
Thailand — 5.5%
Advanced Info Service PCL(7)	63,400	$ 662,176
Airports of Thailand PCL(7)	209,700	331,460
Asset World Corp. PCL(7)	613,200	39,691
B Grimm Power PCL(7)	72,100	28,646
Bangkok Bank PCL(7)	17,300	86,316
Bangkok Chain Hospital PCL(7)	316,800	90,470
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	419,009
Bangkok Expressway & Metro PCL(7)	471,900	76,922
Bangkok Land PCL(7)	2,263,800	29,937
Banpu PCL(7)	131,633	23,863
BTS Group Holdings PCL(2)(7)	331,100	21,184
Bumrungrad Hospital PCL(7)	65,400	362,391
Carabao Group PCL(7)	27,500	30,665
Security	Shares	Value
Thailand (continued)
Central Pattana PCL(7)	81,600	$ 156,030
Central Retail Corp. PCL(7)	154,166	86,929
Charoen Pokphand Foods PCL(7)	188,700	111,914
Chularat Hospital PCL(7)	1,881,100	82,543
CP ALL PCL(7)	183,700	245,652
CP Axtra PCL(7)	83,872	37,965
CPN Retail Growth Leasehold REIT(7)	146,500	54,788
Delta Electronics (Thailand) PCL(7)	422,400	4,137,849
Electricity Generating PCL(7)	12,700	43,985
Energy Absolute PCL(2)(7)	252,000	20,520
Global Power Synergy PCL, Class F(7)	43,300	46,415
Gulf Development PCL(7)	346,489	614,101
Hana Microelectronics PCL(7)	140,900	143,853
Home Product Center PCL(7)	409,255	76,336
Indorama Ventures PCL(7)	172,600	136,687
Jasmine International PCL(2)(7)	603,355	20,945
Jaymart Group Holdings PCL(7)	164,100	35,656
Kasikornbank PCL(7)	32,000	190,509
KCE Electronics PCL(7)	152,800	147,473
Land & Houses PCL(7)	489,100	54,095
Mega Lifesciences PCL(7)	111,800	122,813
Minor International PCL(7)	159,544	101,545
PTG Energy PCL(7)	277,800	69,639
PTT Exploration & Production PCL(7)	81,298	385,991
PTT Global Chemical PCL(7)	131,900	160,354
PTT Oil & Retail Business PCL(7)	223,900	84,799
PTT PCL(7)	462,500	500,343
Samart Corp. PCL(7)	297,700	47,574
SCB X PCL(7)	45,300	182,215
SCG Packaging PCL(7)	137,600	106,082
Siam Cement PCL(7)	30,500	225,367
Siam Global House PCL(7)	125,910	25,804
Sri Trang Agro-Industry PCL(7)	89,600	48,957
Stecon Group PCL(7)	251,357	92,825
Thai Beverage PCL(7)	371,300	122,519
Thai Oil PCL(7)	63,600	94,049
True Corp. PCL(7)	1,343,814	565,452
VGI PCL(7)	729,400	19,549
WHA Corp. PCL(7)	1,020,100	140,675
		$ 11,743,527
Tunisia — 0.5%
Banque de Tunisie	38,193	$ 92,787
Banque Internationale Arabe de Tunisie	1,541	79,658
Banque Nationale Agricole	24,362	131,955
Carthage Cement(2)	150,032	101,129

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Tunisia (continued)
Poulina Group	32,719	$ 306,210
Societe D'Articles Hygieniques SA	16,810	79,852
Societe Frigorifique et Brasserie de Tunis SA	38,665	189,169
		$ 980,760
Turkey — 4.3%
AG Anadolu Grubu Holding AS	62,000	$ 42,995
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(2)	289,000	176,197
Akbank TAS	87,196	141,218
Aksa Akrilik Kimya Sanayii AS	399,624	93,727
Aksa Enerji Uretim AS(2)	121,924	222,147
Anadolu Efes Biracilik Ve Malt Sanayii AS	217,800	91,625
Arcelik AS(2)	40,551	100,491
Aselsan Elektronik Sanayi Ve Ticaret AS	34,112	317,644
Aygaz AS	17,910	114,095
Baticim Bati Anadolu Cimento Sanayii AS(2)	564,200	77,704
Bera Holding AS(2)	62,496	23,603
BIM Birlesik Magazalar AS	34,552	567,637
Can2 Termik AS(2)	873,025	34,543
Coca-Cola Icecek AS	88,600	147,298
Dogan Sirketler Grubu Holding AS	178,300	89,742
Dogus Otomotiv Servis ve Ticaret AS	18,700	74,717
EGE Endustri VE Ticaret AS(2)	280	39,332
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	301,130	137,361
Enerjisa Enerji AS(4)	68,903	187,509
Enerya Enerji AS	1,117,241	220,499
Enka Insaat ve Sanayi AS	89,018	206,389
Eregli Demir ve Celik Fabrikalari TAS	248,228	193,066
Fenerbahce Futbol AS(2)	17,500	1,212
Ford Otomotiv Sanayi AS	82,410	178,903
Gubre Fabrikalari TAS(2)	7,200	84,565
Haci Omer Sabanci Holding AS	44,727	94,656
Hektas Ticaret TAS(2)	652,874	49,707
Is Gayrimenkul Yatirim Ortakligi AS	221,310	99,387
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	97,127	83,033
KOC Holding AS	35,594	159,373
Logo Yazilim Sanayi Ve Ticaret AS	49,980	159,076
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	123,040	118,146
MIA Teknoloji AS(2)	162,900	144,131
Migros Ticaret AS	6,379	90,703
MLP Saglik Hizmetleri AS(2)(4)	21,619	212,820
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	368,337	55,970
Oyak Cimento Fabrikalari AS	202,799	106,541
Pegasus Hava Tasimaciligi AS(2)	16,800	67,083
Petkim Petrokimya Holding AS(2)	175,096	92,727
Security	Shares	Value
Turkey (continued)
Reeder Teknoloji Sanayi VE Ticaret AS(2)	173,700	$ 29,321
Sasa Polyester Sanayi AS(2)	1,202,800	83,796
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	196,385
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	1,363,146	110,552
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(2)	356,100	60,241
Sok Marketler Ticaret AS(2)	51,800	58,440
Tofas Turk Otomobil Fabrikasi AS	18,438	120,398
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	169,412
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS, Class A(2)	42,459	86,210
Turk Altin Isletmeleri AS(2)	105,052	96,173
Turk Hava Yollari AO	22,374	152,334
Turk Telekomunikasyon AS(2)	174,514	240,240
Turkcell Iletisim Hizmetleri AS	316,189	786,162
Turkiye Is Bankasi AS, Class C	315,539	100,175
Turkiye Petrol Rafinerileri AS	234,703	1,410,985
Turkiye Sise ve Cam Fabrikalari AS	78,410	83,177
Ulker Biskuvi Sanayi AS	16,690	45,798
Yapi ve Kredi Bankasi AS(2)	133,100	109,116
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	183,572
Zorlu Enerji Elektrik Uretim AS(2)	903,000	61,157
		$ 9,281,216
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	41,744	$ 156,936
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	432,725
ADNOC Drilling Co. PJSC	407,000	627,190
ADNOC Gas PLC	75,600	69,358
Agthia Group PJSC	56,748	57,598
Air Arabia PJSC	212,497	286,360
Aldar Properties PJSC	44,073	92,690
Apex Investment Co. PSC(2)	127,200	111,409
Borouge PLC	162,000	111,609
Dana Gas PJSC	421,411	103,246
Dubai Electricity & Water Authority PJSC	861,560	621,729
Dubai Investments PJSC(2)	212,181	234,393
Dubai Islamic Bank PJSC	109,508	213,128
Emaar Development PJSC	62,700	249,111
Emaar Properties PJSC	47,938	154,360
Emirates Telecommunications Group Co. PJSC	111,500	564,712
Fertiglobe PLC	170,700	173,818
First Abu Dhabi Bank PJSC	66,119	316,317
Modon Holding PSC(2)	107,300	85,702
Two Point Zero Group PJSC(2)	159,900	89,141
		$ 4,751,532

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam — 2.9%
Bank for Foreign Trade of Vietnam JSC	216,725	$ 493,342
Bao Viet Holdings	28,030	75,272
Gelex Group JSC	166,425	247,064
Gemadept Corp.	55,866	159,941
Hoa Phat Group JSC	932,694	983,651
Hoa Sen Group(2)	110,622	66,975
KIDO Group Corp.	33,828	56,210
Kinh Bac City Development Holding Corp.(2)	38,613	49,721
Masan Group Corp.(2)	103,896	303,133
Novaland Investment Group Corp.(2)	94,187	73,124
PetroVietnam Drilling & Well Services JSC	109,672	130,410
Petrovietnam Fertilizer & Chemicals JSC	111,198	111,989
PetroVietnam Gas JSC	37,745	108,079
PetroVietnam Power Corp.(2)	222,307	106,861
PetroVietnam Technical Services Corp.(2)	29,318	42,351
Phat Dat Real Estate Development Corp.(2)	37,402	23,478
Phu Nhuan Jewelry JSC	6	15
Saigon Beer Alcohol Beverage Corp.	29,220	52,693
Thaiholdings JSC(2)	48,620	57,744
Vietjet Aviation JSC(2)	109,066	749,979
Vietnam Construction and Import-Export JSC	90,743	76,514
Vietnam Dairy Products JSC	100,392	232,660
Vincom Retail JSC(2)	28,580	35,273
Vingroup JSC(2)	214,694	1,757,608
Vinh Hoan Corp.	28,080	65,225
Vinhomes JSC(2)(4)	40,020	222,746
		$ 6,282,058
Total Common Stocks (identified cost $129,063,553)		$214,176,281

Rights — 0.0%†
Security	Shares	Value
Chile — 0.0%
Parque Arauco SA, Exp. 6/2/26(2)	19,455	$ 0
		$ 0
Morocco — 0.0%†
Bank of Africa, Exp. 10/26/26(2)	37	$ 16
		$ 16
Total Rights (identified cost $0)		$ 16

Warrants — 0.0%†
Security	Shares	Value
Malaysia — 0.0%†
Globetronics Technology Bhd., Exp. 4/21/27(2)	291,100	$ 7,052
Total Warrants (identified cost $0)		$ 7,052

Short-Term Investments — 1.7%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(8)	516,053	$ 516,053
Total Affiliated Fund (identified cost $516,053)		$ 516,053

Securities Lending Collateral — 1.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.67%(9)	3,119,557	$ 3,119,557
Total Securities Lending Collateral (identified cost $3,119,557)		$ 3,119,557
Total Short-Term Investments (identified cost $3,635,610)		$ 3,635,610

Total Investments — 101.4% (identified cost $132,699,163)	$217,818,959
Other Assets, Less Liabilities — (1.4)%	$ (3,052,475)
Net Assets — 100.0%	$214,766,484
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at April 30, 2026. The aggregate market value of securities on loan at April 30, 2026 was $12,371,919 and the total market value of the collateral received by the Fund was $12,827,367, comprised of cash of $3,119,557 and U.S. government and/or agencies securities of $9,707,810.
(2)	Non-income producing security.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $5,635,278 or 2.6% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $1,219,297 or 0.6% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.
(9)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Information Technology	13.5%	$29,010,226
Financials	11.7	25,114,463
Industrials	10.3	22,139,265
Materials	10.2	21,924,778
Communication Services	9.8	21,105,086
Energy	8.7	18,721,364
Consumer Discretionary	8.4	17,963,509
Consumer Staples	8.2	17,613,174
Health Care	7.6	16,295,382
Utilities	5.7	12,335,348
Real Estate	5.6	11,960,754
Short-Term Investments	1.7	3,635,610
Total Investments	101.4%	$217,818,959
Abbreviations:
ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at April 30, 2026.
Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $516,053, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,393	$5,547,937	$(5,041,277)	$ —	$ —	$516,053	$4,795	516,053
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
Emerging Markets Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ —	$ 16,375,612	$ —	$ 16,375,612
Asia	3,785,472	108,534,404	0	112,319,876
Developed Europe	222,778	942,736	—	1,165,514
Emerging Europe	139,126	26,636,815	0	26,775,941
Latin America	34,396,561	—	0	34,396,561
Middle East	105,882	23,036,895	—	23,142,777
Total Common Stocks	$38,649,819	$175,526,462**	$0	$214,176,281
Rights	$ —	$ 16	$ —	$ 16
Warrants	—	7,052	—	7,052
Short-Term Investments:
Affiliated Fund	516,053	—	—	516,053
Securities Lending Collateral	3,119,557	—	—	3,119,557
Total Investments	$42,285,429	$175,533,530	$0	$217,818,959
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.